Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
Payment for Trademark Usage Fee	¥ 0	$ 0	¥ 0	¥ 169,811
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	393,440	62,232	1,256,268	912,877
Purchase of material, supplies and engines	2,036,675	322,146	2,792,707	1,999,831
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	2,152	340	3,918	3,984
Service charge charged by	5,023	795
Rental income	4,415	698	4,565	3,206
Selling, general and administrative expenses	2,530	400	7,287
Hong Leong Asia Limited [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	7,188	1,137	6,687	6,788
GY Group (including its subsidiaries and affiliates) [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	3,223,785	509,915	2,637,845	1,792,280
Purchase of material, supplies and engines	1,307,137	206,754	1,245,030	1,895,239
Hospitality, restaurant, consultancy and other service income	6,609	1,045	6,765	15,350
Rental income	275	43	3,970	2,133
Property management service expenses	21,978	3,476	24,968	22,595
Selling, general and administrative expenses	9,315	1,473	4,728	19,953
Delivery, storage, distribution and handling expenses	300,699	47,562	312,891	304,532
Payment for Trademark Usage Fee	0	0		169,811
Payments For Lease Liabilities	17,215	2,723	18,086	33,594
Purchases of vehicles and machineries	¥ 3,460	$ 547	¥ 2,838	¥ 2,817